Business And Summary Of Significant Accounting Policies (Schedule Of Inventories Of Processed Products, Livestock, And Supplies Valued At Lower Of Cost Or Market) (Details) (USD $)
In Millions, unless otherwise specified
	Sep. 28, 2013	Sep. 29, 2012
Processed products: [Abstract]
Weighted-average method - chicken, prepared foods and international	$ 799	$ 754
First-in, first-out method - beef and pork	624	611
Livestock - first-in, first-out method	1,002	952
Supplies and other - weighted-average method	392	492
Total inventory	$ 2,817	$ 2,809